Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004 Tel. 202.739.3000 Fax: 202.739.3001 www.morganlewis.com

W. John McGuire

202.739.5654

wjmcguire@morganlewis.com

April 22, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	iShares Trust, File Nos. 333-92935; 811-09729

Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, iShares Trust (the “Trust”), we are filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), Post-Effective Amendment No. 36 to the Trust’s registration statement on Form N-1A (the “Registration Statement”). This filing is made pursuant to Rule 485(a) under the Securities Act to reflect certain changes to the Trust’s Registration Statement as required by recent amendments to Form N-1A as adopted in Investment Company Act Release No. 26418 (April 19, 2004) (the “Amendments”).

The Amendments require the Trust to disclose: (i) the risks, as well as the Trust’s policies and procedures with respect to, frequent purchases and redemptions of fund shares; (ii) the circumstances under which the Trust will use fair value pricing and the effects of using fair value pricing; and (iii) the Trust’s policies and procedures with respect to the disclosure of its portfolio securities or any ongoing arrangements to make such portfolio information available.

If you have any questions regarding this Registration Statement, please feel free to contact the undersigned at (202) 739-5654.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Enclosures

c:	James E. O’Connor, Esq.

Richard F. Morris, Esq.